Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.92471%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,318,090.09

Principal:
Principal Collections	$16,480,099.30
Prepayments in Full	$6,951,520.52
Liquidation Proceeds	$167,905.12
Recoveries	$26,842.70
Sub Total	$23,626,367.64
Collections	$24,944,457.73

Purchase Amounts:
Purchase Amounts Related to Principal	$69,210.28
Purchase Amounts Related to Interest	$341.37
Sub Total	$69,551.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,014,009.38

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,014,009.38
Servicing Fee	$452,586.01	$452,586.01	$0.00	$0.00	$24,561,423.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,561,423.37
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,561,423.37
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,561,423.37
Interest - Class A-3 Notes	$959,805.13	$959,805.13	$0.00	$0.00	$23,601,618.24
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$23,258,398.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,258,398.24
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$23,139,710.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,139,710.07
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$23,054,632.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,054,632.99
Regular Principal Payment	$20,944,943.89	$20,944,943.89	$0.00	$0.00	$2,109,689.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,109,689.10
Residual Released to Depositor	$0.00	$2,109,689.10	$0.00	$0.00	$0.00
Total		$25,014,009.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,944,943.89
Total					$20,944,943.89

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,944,943.89	$65.24	$959,805.13	$2.99	$21,904,749.02	$68.23
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$20,944,943.89	$19.90	$1,506,790.38	$1.43	$22,451,734.27	$21.33

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$307,958,864.04	0.9593136	$287,013,920.15	0.8940687
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$465,388,864.04	0.4421201	$444,443,920.15	0.4222224

Pool Information
Weighted Average APR	2.918%	2.928%
Weighted Average Remaining Term	38.17	37.37
Number of Receivables Outstanding	24,087	23,579
Pool Balance	$543,103,208.02	$519,161,404.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$491,956,467.28	$470,652,396.34
Pool Factor	0.4628386	0.4424351

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$48,509,008.31
Targeted Overcollateralization Amount	$74,717,484.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,717,484.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$273,068.15
(Recoveries)		30	$26,842.70
Net Loss for Current Collection Period			$246,225.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5440%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5269%
Second Prior Collection Period			0.4929%
Prior Collection Period			0.1879%
Current Collection Period			0.5563%
Four Month Average (Current and Prior Three Collection Periods)			0.4410%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		848	$3,745,191.61
(Cumulative Recoveries)			$536,677.16
Cumulative Net Loss for All Collection Periods			$3,208,514.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2734%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,416.50
Average Net Loss for Receivables that have experienced a Realized Loss			$3,783.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	199	$5,879,285.23
61-90 Days Delinquent	0.26%	40	$1,371,029.10
91-120 Days Delinquent	0.06%	9	$333,281.01
Over 120 Days Delinquent	0.07%	10	$354,432.57
Total Delinquent Receivables	1.53%	258	$7,938,027.91

Repossession Inventory:
Repossessed in the Current Collection Period		14	$465,266.13
Total Repossessed Inventory		20	$725,231.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2068%
Prior Collection Period			0.2574%
Current Collection Period			0.2502%
Three Month Average			0.2382%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3966%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,139,977.38
2 Months Extended	79	$2,218,532.17
3+ Months Extended	17	$528,436.90

Total Receivables Extended	166	$4,886,946.45
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer